Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2016
Prepaid Expenses And Other Assets [Abstract]
Prepaid Expenses and Other Current Assets
NOTE 5 - PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31, 2016	December 31, 2015
Prepaid voyage costs	$ 27	$ 137
Inventory	220	1,160
Other	1,353	—

Total prepaid expenses and other current assets	$ 1,600	$ 1,297

Inventories, which are comprised of bunkers due to freight voyages, are valued at cost as determined on the first-in, first-out basis. As of December 31, 2016, the amount of $1,353 represents the advances for working capital purposes for certain charter contracts.